ACCOUNTS AND NOTES RECEIVABLE (Detail) (USD $)	0 Months Ended	3 Months Ended			12 Months Ended
	Oct. 20, 2014	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts And Other Receivables [Line Items]
Bad debt expense			$ 75,000		$ 207,640
Note Receivable, Face Amount						1,000,000
Note Receivable, Stated Interest Rate, Percentage						5.00%
Note Receivable, Maturity Date			Dec. 31, 2014			Dec. 10, 2018
Increase in notes receivable					40,000
Notes, Loans and Financing Receivable, Net, Current			75,000			115,000
Accrued interest paid	6,424	1,103		608	2,834	2,106	4,975
Accounts Receivable [Member]
Accounts And Other Receivables [Line Items]
Bad debt expense					132,640
Notes Receivable [Member]
Accounts And Other Receivables [Line Items]
Bad debt expense					75,000
Scenario, Adjustment [Member]
Accounts And Other Receivables [Line Items]
Notes, Loans and Financing Receivable, Net, Current					$ 155,000